Segment Information (Schedule of Long-lived Including Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Long-lived Assets including Goodwill	¥ 2,639,288	¥ 2,737,854	¥ 2,849,041
Long-lived assets exceeds	10.00%
Japan [Member]
Long-lived Assets including Goodwill	1,979,405	2,088,846	2,271,389
Asia [Member]
Long-lived Assets including Goodwill	341,884	343,493	267,628
North America [Member]
Long-lived Assets including Goodwill	158,684	157,113	163,630
Europe [Member]
Long-lived Assets including Goodwill	112,350	111,105	107,478
Other Areas [Member]
Long-lived Assets including Goodwill	16,651	15,717	12,280
Subtotal [Member]
Long-lived Assets including Goodwill	2,608,974	2,716,274	2,822,405
Eliminations & Corporate Items [Member]
Long-lived Assets including Goodwill	¥ 30,314	¥ 21,580	¥ 26,636